NORTHERN LIGHTS FUND TRUST IV

April 2, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust IV- Inspire 100 ETF, Inspire 500 ETF, Inspire Capital Appreciation ETF, Inspire Corporate Bond ETF, Inspire Fidelis Multi-Factor ETF, Inspire Global Hope ETF, Inspire Growth ETF, Inspire International ETF, and Inspire Small/Mid Cap ETF
Post Effective Amendment No. 383 to the Registration Statement on Form N-1A
(File No. 333-204808, CIK No. 0001644419 )

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust IV (the “Trust”), on behalf of the Inspire 100 ETF, Inspire 500 ETF, Inspire Capital Appreciation ETF (formerly, “Inspire Tactical Balanced ETF”), Inspire Corporate Bond ETF, Inspire Fidelis Multi-Factor ETF, Inspire Global Hope ETF, Inspire Growth ETF (formerly, “Inspire Momentum ETF”), Inspire International ETF, and Inspire Small/Mid Cap ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 383 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 26, 2026 (SEC Accession No. 0001580642-26-002021).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Jennifer Farrell
Jennifer Farrell
Secretary

cc: JoAnn M. Strasser, Esq.